Note 11 - Earnings (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Share options with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	3,037,000	6,804,000	3,999,000